Financial Liabilities - Loans and Borrowings (Details) € in Thousands		12 Months Ended	24 Months Ended	48 Months Ended
	May 07, 2020	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2018 EUR (€) loan	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019
Financial Liabilities
Amount extended		€ 5,146,455	€ 5,146,455		€ 4,750,095
Carrying amount					330,000
Non-current, Loan transaction costs		(239,768)	(239,768)		(249,359)
Non-current loans and borrowings		3,592,112	3,592,112		3,579,158
Current loans and borrowings, Amount extended		481,163	481,163		211,901
Current loans, Loan transaction costs		(57,564)	(57,564)		(89,998)
Current loans and borrowings		449,410	449,410		127,895
Current loans and borrowings, accrued interest		12,592	12,592		7,682
Nominal value		4,638,444	4,638,444		4,697,462	€ 2,675,000
Loans and Borrowings
Financial Liabilities
Non-current, Loan transaction costs		(163,476)	(163,476)		(197,703)
Current loans, Loan transaction costs		(36,559)	(36,559)		(37,245)
Senior debt
Financial Liabilities
Amount extended		3,703,896	3,703,896		3,587,171
Non-current loans and borrowings, Carrying amount		3,419,058	3,419,058		3,296,025
Current loans and borrowings, Carrying amount		8,904	8,904
EIB Loan
Financial Liabilities
Amount extended		270,000	270,000		270,000
Non-current loans and borrowings, Carrying amount		116,875	116,875		148,750
Current loans and borrowings, Carrying amount		31,875	31,875		31,875
Number of long-term loans arranged with European Investment Bank | loan				3
Nominal value		€ 148,750	148,750	€ 270,000	180,625
Long-term loans maturity period (in years)		10 years
Long-term loans grace period (in years)		2 years
EIB loans of Euro 1
Financial Liabilities
Nominal value				85,000
EIB loans of Euro 2
Financial Liabilities
Nominal value				85,000
EIB loans of Euro 3
Financial Liabilities
Nominal value				€ 100,000
Revolving Credit
Financial Liabilities
Amount extended		€ 937,559	€ 937,559		882,924
Non-current loans and borrowings, Carrying amount					330,000
Revolving Credit, Maturity in 2025
Financial Liabilities
Adjustment to interest rate basis (as a percent)		1.50%	1.50%
Interest rate basis	US Libor
Other non-current loans
Financial Liabilities
Amount extended		€ 235,000	€ 235,000		10,000
Non-current loans and borrowings, Carrying amount		219,655	€ 219,655		2,086
Interest rate basis			1.76% - Euribor+ 6.70%
Other current loans
Financial Liabilities
Current loans and borrowings, Amount extended		481,163	€ 481,163		211,901
Current loans and borrowings, Carrying amount		€ 445,190	€ 445,190		133,265
Other current loans | Minimum
Financial Liabilities
Interest rate		0.10%	0.10%
Other current loans | Maximum
Financial Liabilities
Interest rate		3.75%	3.75%
US Dollar | Senior debt - Tranche B, Maturity in 2027
Financial Liabilities
Amount extended		€ 2,343,896	€ 2,343,896		2,227,171
Non-current loans and borrowings, Carrying amount		€ 2,163,773	€ 2,163,773		€ 2,037,471
Adjustment to interest rate basis (as a percent)		2.00%	2.00%		2.00%
Current loans and borrowings, Carrying amount		€ 5,635	€ 5,635
US Dollar | Revolving Credit, Maturity in 2025
Financial Liabilities
Amount extended		€ 937,559	€ 937,559		€ 882,924
Non-current loans and borrowings, Carrying amount					€ 330,000
Adjustment to interest rate basis (as a percent)		1.50%	1.50%		1.50%
Euros | Senior debt - Tranche B, Maturity in 2027
Financial Liabilities
Amount extended		€ 1,360,000	€ 1,360,000		€ 1,360,000
Non-current loans and borrowings, Carrying amount		€ 1,255,285	€ 1,255,285		€ 1,258,554
Adjustment to interest rate basis (as a percent)		2.25%	2.25%		2.25%
Current loans and borrowings, Carrying amount		€ 3,269	€ 3,269
Euros | EIB Loan, Maturing in 2025
Financial Liabilities
Amount extended		100,000	100,000		€ 100,000
Non-current loans and borrowings, Carrying amount		€ 21,250	€ 21,250		€ 31,875
Interest rate		2.40%	2.40%	2.40%	2.40%		2.40%
Current loans and borrowings, Carrying amount		€ 10,625	€ 10,625		€ 10,625
Euros | EIB Loan, Maturing in 2027
Financial Liabilities
Amount extended		85,000	85,000		85,000
Non-current loans and borrowings, Carrying amount		€ 42,500	€ 42,500		€ 53,125
Interest rate		2.02%	2.02%		2.02%
Current loans and borrowings, Carrying amount		€ 21,250	€ 21,250		€ 21,250
Euros | EIB Loan, Maturing in 2028
Financial Liabilities
Amount extended		85,000	85,000		85,000
Non-current loans and borrowings, Carrying amount		€ 53,125	€ 53,125		€ 63,750
Interest rate		2.15%	2.15%		2.15%